The Nature of Expenses - Employee benefits expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
The Nature of Expenses
Salary	$ 88,149	$ 80,617	$ 91,822
Labor and health insurance	5,805	5,668	6,054
Pension	4,536	5,246	5,474
Others	4,867	3,586	3,576
Employee benefits expense	$ 103,357	$ 95,117	$ 106,926